Derivative Instruments	12 Months Ended
Dec. 31, 2020
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments	Derivative Instruments
Interest rate swap

The Company uses derivative instruments in accordance with its overall risk management policies. The Company enters into interest rate swap agreements which exchange a receipt of floating interest for a payment of fixed interest to reduce the Company’s exposure to interest rate variability on its outstanding floating-rate debt. The Company has not designated, for accounting purposes, its interest rate swap as a cash flow hedge of its U.S. Dollar LIBOR-denominated borrowings.

In January 2020, the Company completed a refinancing of certain long-term debt facilities (note 9). As a result of this refinancing, the Company extinguished all of its then existing interest rate swaps. In March 2020, the Company entered into a new interest rate swap which is scheduled to mature in December 2024. The following summarizes the Company's interest rate swap agreement as at December 31, 2020:

	Interest Rate Index	Notional Amount $	Fair Value / Carrying Amount of Liability $	Remaining Term (years)	Fixed Swap Rate (%) (1)
LIBOR-Based Debt:
U.S. Dollar-denominated interest rate swap agreement	LIBOR	50,000	886	4.0	0.76
(1)Excludes the margin the Company pays on its variable-rate long-term debt, which, as of December 31, 2020, ranged from 2.25% to 2.40%.

The Company is potentially exposed to credit loss in the event of non-performance by the counterparty to the interest rate swap agreement in the event that the fair value results in an asset being recorded. In order to minimize counterparty risk, the Company only enters into interest rate swap agreements with counterparties that are rated A- or better by Standard & Poor’s or A3 or better by Moody’s at the time transactions are entered into.

Forward freight agreements

The Company uses forward freight agreements (or FFAs) in non-hedge-related transactions to increase or decrease its exposure to spot market rates, within defined limits. Net gains and losses from FFAs are recorded within realized and unrealized (loss) gain on derivative instruments in the Company's consolidated statements of income (loss).
The following table presents the location and fair value amounts of derivative instruments, segregated by type of contract, on the Company’s consolidated balance sheets.

	Current portion of derivative assets $	Derivative assets $	Accounts Receivable $	Current portion of derivative liabilities $	Derivative liabilities $
As at December 31, 2020
Interest rate swap agreement	—	—	—	(289)	(597)
	—	—	—	(289)	(597)

As at December 31, 2019
Interest rate swap agreements	577	82	230	—	—
Forward freight agreements	—	—	—	(86)	—
	577	82	230	(86)	—

Realized and unrealized (losses) gains relating to the interest rate swaps and FFAs are recognized in earnings and reported in realized and unrealized (loss) gain on derivative instruments in the Company’s consolidated statements of income (loss) as follows:

	Year Ended December 31, 2020 $	Year Ended December 31, 2019 $	Year Ended December 31, 2018 $
Realized gains (losses) relating to:
Interest rate swap agreements	481	2,791	2,316
Forward freight agreements	(1,242)	1,489	137
	(761)	4,280	2,453

Unrealized (losses) gains relating to:
Interest rate swap agreements	(1,545)	(5,218)	636
Forward freight agreements	86	(29)	(57)
	(1,459)	(5,247)	579
Total realized and unrealized (loss) gain on derivatives	(2,220)	(967)	3,032